Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Feb. 28, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Mar. 31, 2020
Number of shares issued for services										32,887
Class of warrant right share				16,667		53,333		53,333		16,667
Number of ordinary shares issued, value	$ 118,000
Warrant						$ 18,040		$ 18,040
Convertible promissory note						$ 1,480,000		$ 1,480,000
Operating lease right of use assets									$ 162,247		$ 1,000,000
Restricted ordinary shares									5,436,456
Purchase of software and equipment									6,300,000
Increase in accounts payable and other payable									1,400,000
Noncash transactions, value									830,000
Common Shares [Member] | Zhenjiang Taoping Tech [Member]
Restricted ordinary shares, shares	67,184
Restricted ordinary shares	$ 118,000
Restricted Ordinary Share [Member]
Restricted ordinary shares, s	$ 201,552
Taoping New Media Co., Ltd [Member]
Restricted ordinary shares, shares			1,213,630
Restricted ordinary shares			$ 5,436,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Restricted ordinary shares, shares		612,245
Restricted ordinary shares		$ 1,800,000
Non Restricted [Member]
Number of shares issued for services										72,000
Consultants [Member]
Class of warrant right share											15,000
Number of ordinary shares issued, value										$ 300,000
Warrant											$ 73,000
Number of ordinary shares issued, value									$ 29,200
Two Individual Investor [Member]
Class of warrant right share												26,667
Warrant												$ 11,580
Convertible promissory note												$ 1,480,000
Employee [Member]
Number of shares issued for services								13,110
Share based compensation option to purchsae shares									0	333,348
Number of ordinary shares issued, value								$ 65,000
Employee [Member] | 2016 Equity Incentive Plan [Member]
Share based compensation option to purchsae shares						13,110
Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount					$ 1,089,833	$ 1,089,833
Debt conversion price per share					$ 2.40	$ 2.40		$ 2.40
Number of shares issued for debt connversion					454,097	454,097
Each of Two Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount				$ 383,875		$ 379,250
Debt conversion price per share				$ 2.565		$ 2.42		$ 2.42		$ 2.565
Number of shares issued for debt connversion				149,659		156,715
Other payable				$ 767,750						$ 767,750
Two Holders [Member] | Convertible Promissory Note [Member]
Number of shares issued for debt connversion							299,318